(WFA Retail Money Market Funds - Administrator Class) | (Wells Fargo California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo California Municipal Money Market Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo California Municipal Money Market Fund)	Administrator Class
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[1]
[1]	The Manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo California Municipal Money Market Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	31	112	201	461

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and/or regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund's shares.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: 3rd Quarter 2007	+0.81%
Lowest Quarter: 3rd Quarter 2015	+0.00%
Year-to-date total return as of 3/31/2016 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2015
Average Annual Total Returns - (Wells Fargo California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class |	Jun. 30, 2010	0.03%	0.02%	0.85%

(WFA Retail Money Market Funds - Administrator Class) | (Wells Fargo National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo National Tax-Free Money Market Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo National Tax-Free Money Market Fund)	Administrator Class
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.36%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[1]
[1]	The Manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo National Tax-Free Money Market Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: 2nd Quarter 2007	+0.87%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 3/31/2016 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2015
Average Annual Total Returns - (Wells Fargo National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class |	Apr. 08, 2005	0.02%	0.02%	0.89%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.